BALANCE SHEET - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 23, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	[1]	Jun. 30, 2023	[1]	Mar. 31, 2023	[1]	Dec. 31, 2022
ASSETS
Total current assets	$ 2,754,770				$ 2,221,615							$ 2,467,177
Total Assets	9,100,993				7,382,534							4,843,836
LIABILITIES AND STOCKHOLDERS' DEFICIT
Total Current Liabilities	7,688,278				3,145,922							3,132,180
TOTAL LIABILITIES	11,586,395				6,853,903							8,630,785
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 1,582,797 shares subject to possible redemption) as of September 30, 2024 and December 31, 2023, respectively	6,209				6,206
Additional paid-in capital	524,276				512,279
Accumulated deficit	(3,015,888)				10,145
Total Stockholders' Deficit	(2,485,402)	$ (1,408,160)		$ (318,401)	528,631	$ 1,032,654		$ (2,895,675)		$ (2,855,566)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	9,100,993				$ 7,382,534							$ 4,843,836
ROTH CH V HOLDINGS, INC.
LIABILITIES AND STOCKHOLDERS' DEFICIT
Due to related party	$ 12,583	$ 1,383
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total Current Liabilities	$ 12,583	$ 1,383
TOTAL LIABILITIES	12,583	1,383
Stockholders' Deficit
Accumulated deficit	(12,583)	(1,383)
Total Stockholders' Deficit	(12,583)	$ (1,383)	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0

[1]	The issuance of preferred shares is not included in the amounts reflected in Balance, March 31, 2023, Balance, June 30, 2023, and Balance, September 30, 2023.